[EATON VANCE(R) MANAGED INVESTMENTS LOGO]


[PHOTO OF FACE OF STATUE OF LIBERTY]





SEMIANNUAL REPORT APRIL 30, 2002

[PHOTO OF STOCK EXCHANGE NYSE FLAG]


EATON VANCE
TAX-MANAGED
MID-CAP
CORE
FUND









[PHOTO OF ADDING MACHINE, ADDING MACHINE TAPE, AND TAX FORMS]

EATON VANCE TAX-MANAGED MID-CAP CORE FUND as of April 30, 2002

INVESTMENT UPDATE

[PHOTO OF WILLIAM R. HACKNEY, III CHARLES REED PAUL MARSHALL]

WILLIAM R. HACKNEY, III CHARLES REED PAUL MARSHALL ATLANTA CAPITAL MANAGEMENT PORTFOLIO MANAGERS

INVESTMENT ENVIRONMENT

- The US economy is beginning to show signs of a recovery from the recession of 2001. GDP in the first quarter of 2002 grew at a 5.6% pace, and productivity improved to an 8.6% annual rate. Wage growth and inflation pressures appear to be stable, and interest rates remain at historically low levels. Consumer spending in the first quarter was the stabilizing factor for the economy and grew at a 3.4% pace. These signs of recovery occurred despite an unemployment rate of 6.0% and a slow rebound in capital spending and corporate profits.

- During March and April of 2002, the S&P MidCap 400 Index(1) traded in a narrow range, as investors generally sold stocks in the technology and telecom industries. Consumer-oriented industries performed well during this period, as strong retail sales carried into the first quarter.

THE FUND
--------------------------------------------------------------------------------

     PERFORMANCE

- During the period from inception on March 4, 2002, to April 30, 2002, the Fund's Class A shares had a total return of 3.40%, the result of an increase in net asset value (NAV) to $10.34 on April 30, 2002, from $10.00 on March 4, 2002.(2)

- The Fund's Class B shares had a total return of 3.30% during the same period, the result of an increase in NAV to $10.33 from $10.00.(2)

- The Fund's Class C shares had a total return of 3.30% during the same period, the result of an increase in NAV to $10.33 from $10.00.(2)

- For comparison, the average fund in the Lipper Mid-Cap Core category returned 4.82% for the period from February 28, 2002, to April 30, 2002. The S&P 500 Index had a return of -2.53% for the same period.(1)

     MANAGEMENT DISCUSSION

- Welcome to the first shareholder report for Eaton Vance Tax-Managed Mid-Cap Core Fund. Combining Eaton Vance's 40-plus years of managing equity funds for after-tax returns with Atlanta Capital Management's more than 30 years as a proven asset manager, the Fund is one of the first mid-cap core funds managed for long-term, after-tax returns.

- The Fund invests in Tax-Managed Mid-Cap Core Portfolio, a diversified portfolio of common stocks of mid-cap companies, defined as those with market capitalizations within the range of companies included in the S&P Mid-Cap 400 (currently $1 billion to $10 billion). We believe that mid-cap stocks offer value and advantageous investment opportunities for several reasons. Chiefly, mid-caps are typically stronger performers than larger companies when the economy is coming out of a recession, and they generally have more seasoned management and more diversified, well-established businesses than smaller companies.

- Over the next 12 to 18 months, we believe that the price performance of midcap stocks, as measured by the S&P MidCap 400, will be closely correlated with the broader market's longer-term earnings growth rate, and that corporate spending, particularly in technology, will demonstrate a slow and gradual recovery. We believe the equity market will not experience the rapid recovery that was witnessed after previous recessions. Inflation, in the near term, should be contained but, as the economy recovers, the Fed will most likely begin to adopt a tightening stance towards interest rates.

- The Fund's performance during this period benefited from favorable stock selection within the health care and consumer discretionary sectors. Hospitals and managed care companies continued their impressive earnings growth. Consumers maintained a healthy level of spending despite the warnings that households were too leveraged. Energy companies benefited, as oil and natural gas prices rose in direct response to the turmoil witnessed in the Middle East.

FUND INFORMATION AS OF APRIL 30, 2002

PERFORMANCE(3)                    CLASS A  CLASS B   CLASS C
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
Life of Fund+                      3.40%   3.30%     3.30%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
Life of Fund+                     -2.54%  -1.70%     2.30%

+    Inception Dates - Class A: 3/4/02; Class B: 3/4/02; Class C:3/4/02


TEN LARGEST HOLDINGS(4) BY TOTAL NET ASSETS

Apache Corp.                                2.2%
Jacobs Engineering Group, Inc.              2.1
Ocean Energy, Inc.                          2.1
EOG Resources, Inc.                         2.1
WellPoint Health Networks, Inc.             1.9
The New York Times Co. Class A              1.9
Universal Health Services, Inc. Class B     1.9
Harsco Corp.                                1.9
BJ's Wholesale Club, Inc.                   1.9
Engelhard Corp.                             1.8


(1) It is not possible to invest directly in an Index or a Lipper classification. (2)These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B, and Class C shares. (3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 19.8% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
----------------------------------------------------
Investment in Portfolio, at value
   (identified cost, $1,821,798)          $1,845,361
Receivable for Fund shares sold               52,271
Receivable from affiliate                     27,889
Deferred offering costs                       42,896
----------------------------------------------------
TOTAL ASSETS                              $1,968,417
----------------------------------------------------
Liabilities
----------------------------------------------------
Payable to affiliate for distribution
   and service fees                       $      255
Payable to affiliate for Trustees' fees           39
Accrued expenses                              59,194
----------------------------------------------------
TOTAL LIABILITIES                         $   59,488
----------------------------------------------------
NET ASSETS                                $1,908,929
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $1,888,492
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                           (1,841)
Accumulated net investment loss               (1,285)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                           23,563
----------------------------------------------------
TOTAL                                     $1,908,929
----------------------------------------------------
Class A Shares
----------------------------------------------------
NET ASSETS                                $1,044,634
SHARES OUTSTANDING                           101,011
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    10.34
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.34)      $    10.97
----------------------------------------------------
Class B Shares
----------------------------------------------------
NET ASSETS                                $  317,278
SHARES OUTSTANDING                            30,724
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    10.33
----------------------------------------------------
Class C Shares
----------------------------------------------------
NET ASSETS                                $  547,017
SHARES OUTSTANDING                            52,953
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    10.33
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
APRIL 30, 2002(1)
Investment Income
-------------------------------------------------
Dividends allocated from Portfolio        $   824
Interest allocated from Portfolio             239
Expenses allocated from Portfolio          (8,986)
-------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $(7,923)
-------------------------------------------------

Expenses
-------------------------------------------------
Administration fee                        $   206
Trustees' fees and expenses                    39
Distribution and service fees
   Class A                                    272
   Class B                                    139
   Class C                                    148
Amortization of offering costs              8,104
Registration fees                           3,972
Legal and accounting services               3,654
Printing and postage                        3,551
Miscellaneous                               1,166
-------------------------------------------------
TOTAL EXPENSES                            $21,251
-------------------------------------------------
Deduct --
   Preliminary allocation of expenses
      allocated from Portfolio
      to affiliate                        $ 8,289
   Preliminary allocation of Fund
      expenses to affiliate                19,600
-------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $27,889
-------------------------------------------------

NET EXPENSES                              $(6,638)
-------------------------------------------------

NET INVESTMENT LOSS                       $(1,285)
-------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,841)
-------------------------------------------------
NET REALIZED LOSS                         $(1,841)
-------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $23,563
-------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $23,563
-------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $21,722
-------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $20,437
-------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             APRIL 30, 2002(1)
---------------------------------------------------------------
From operations --
   Net investment loss                    $              (1,285)
   Net realized loss                                     (1,841)
   Net change in unrealized appreciation
      (depreciation)                                     23,563
---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $              20,437
---------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $           1,027,578
      Class B                                           316,147
      Class C                                           544,767
---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $           1,888,492
---------------------------------------------------------------

NET INCREASE IN NET ASSETS                $           1,908,929
---------------------------------------------------------------

Net Assets
---------------------------------------------------------------
At beginning of period                    $                  --
---------------------------------------------------------------
AT END OF PERIOD                          $           1,908,929
---------------------------------------------------------------

Accumulated net investment
loss included in net assets
---------------------------------------------------------------
AT END OF PERIOD                          $              (1,285)
---------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

FINANCIAL HIGHLIGHTS

                                                   CLASS A
                                            ---------------------
                                            PERIOD ENDED
                                            APRIL 30, 2002(1)
-----------------------------------------------------------------
Net asset value -- Beginning of period             $10.000
-----------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------
Net investment loss(2)                             $(0.012)
Net realized and unrealized gain                     0.352
-----------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                       $ 0.340
-----------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                   $10.340
-----------------------------------------------------------------

TOTAL RETURN(3)                                       3.40%
-----------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                        $ 1,045
Ratios (As a percentage of average daily
   net assets):
   Net expenses(4)                                    1.55%(5)
   Net investment loss                               (0.72)%(5)
Portfolio Turnover of the Portfolio                      3%
-----------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                       21.82%(5)
   Net investment loss                              (20.99)%(5)
Net investment loss per share                      $(0.350)
-----------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

FINANCIAL HIGHLIGHTS

                                                   CLASS B
                                            ---------------------
                                            PERIOD ENDED
                                            APRIL 30, 2002(1)
-----------------------------------------------------------------
Net asset value -- Beginning of period             $10.000
-----------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------
Net investment loss(2)                             $(0.028)
Net realized and unrealized gain                     0.358
-----------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                       $ 0.330
-----------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                   $10.330
-----------------------------------------------------------------

TOTAL RETURN(3)                                       3.30%
-----------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                        $   317
Ratios (As a percentage of average daily
   net assets):
   Net expenses(4)                                    2.30%(5)
   Net investment loss                               (1.75)%(5)
Portfolio Turnover of the Portfolio                      3%
-----------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                       22.57%(5)
   Net investment loss                              (22.02)%(5)
Net investment loss per share                      $(0.352)
-----------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

FINANCIAL HIGHLIGHTS

                                                   CLASS C
                                            ---------------------
                                            PERIOD ENDED
                                            APRIL 30, 2002(1)
-----------------------------------------------------------------
Net asset value -- Beginning of period             $10.000
-----------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------
Net investment loss(2)                             $(0.028)
Net realized and unrealized gain                     0.358
-----------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                       $ 0.330
-----------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                   $10.330
-----------------------------------------------------------------

TOTAL RETURN(3)                                       3.30%
-----------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                        $   547
Ratios (As a percentage of average daily
   net assets):
   Net expenses(4)                                    2.30%(5)
   Net investment loss                               (1.72)%(5)
Portfolio Turnover of the Portfolio                      3%
-----------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                       22.57%(5)
   Net investment loss                              (21.99)%(5)
Net investment loss per share                      $(0.358)
-----------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Mid-Cap Core Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (47.9% at April 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Offering Costs -- Costs incurred by the Fund in connection with its offering are being amortized over one year.

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              PERIOD ENDED
    CLASS A                                   APRIL 30, 2002(1)
    --------------------------------------------------------------
    Sales                                                  101,011
    --------------------------------------------------------------
    NET INCREASE                                           101,011
    --------------------------------------------------------------

                                              PERIOD ENDED
    CLASS B                                   APRIL 30, 2002(1)
    --------------------------------------------------------------
    Sales                                                   30,724
    --------------------------------------------------------------
    NET INCREASE                                            30,724
    --------------------------------------------------------------

                                              PERIOD ENDED
    CLASS C                                   APRIL 30, 2002(1)
    --------------------------------------------------------------
    Sales                                                   52,953
    --------------------------------------------------------------
    NET INCREASE                                            52,953
    --------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the period from the start of business, March 4, 2002 to April 30, 2002, the administration fee amounted to $206. To reduce the net investment loss of the Fund, EVM was allocated $27,889 of the Fund's operating expenses for the period from the start of business, March 4, 2002 to April 30, 2002. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, March 4, 2002 to April 30, 2002, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,056 as its portion of the sales charge on sales of Class A for the period from the start of business, March 4, 2002 to April 30, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $104 and $112 for Class B and Class C shares, respectively, to or payable to EVD for the period from the start of business, March 4, 2002 to April 30, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $14,000 and $24,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the period from the start of business, March 4, 2002 to April 30, 2002 amounted to $272, $35 and $36 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C share redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see
   Note 5). CDSC charges assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD did not receive CDSC paid by shareholders for Class B and Class C shares for the period from the start of business, March 4, 2002 to April 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business, March 4, 2002 to April 30, 2002 aggregated $1,836,221 and $4,659, respectively.

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 90.4%

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Advertising Agencies -- 1.2%
------------------------------------------------------------
The Interpublic Group of Companies, Inc.  1,500   $   46,320
------------------------------------------------------------
                                                  $   46,320
------------------------------------------------------------
Airlines -- 1.5%
------------------------------------------------------------
SkyWest, Inc.                             2,600   $   59,670
------------------------------------------------------------
                                                  $   59,670
------------------------------------------------------------
Banks - Regional -- 5.9%
------------------------------------------------------------
Comerica, Inc.                              500   $   31,425
Commerce Bancshares, Inc.                 1,300       57,681
SouthTrust Corp.                          1,900       50,692
Southwest Bancorporation of Texas,
Inc.(1)                                   1,500       52,545
Synovus Financial Corp.                     500       13,520
TCF Financial Corp.                         400       20,820
------------------------------------------------------------
                                                  $  226,683
------------------------------------------------------------
Basic Materials -- 1.7%
------------------------------------------------------------
Vulcan Materials Co.                      1,400   $   64,428
------------------------------------------------------------
                                                  $   64,428
------------------------------------------------------------
Broadcasting and Radio -- 1.2%
------------------------------------------------------------
Cox Radio, Inc. Class A(1)                1,600   $   45,824
------------------------------------------------------------
                                                  $   45,824
------------------------------------------------------------
Business Services - Miscellaneous -- 8.5%
------------------------------------------------------------
ChoicePoint, Inc.(1)                      1,100   $   60,984
Fair, Isaac and Co., Inc.                   900       50,166
Fiserv, Inc.(1)                           1,200       53,352
Plexus Corp.(1)                           1,800       44,982
SEI Investments Co.                       2,000       67,380
The Reynolds and Reynolds Co. Class A     1,800       52,128
------------------------------------------------------------
                                                  $  328,992
------------------------------------------------------------
Chemicals - Specialty -- 1.8%
------------------------------------------------------------
Engelhard Corp.                           2,300   $   69,966
------------------------------------------------------------
                                                  $   69,966
------------------------------------------------------------
SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Computer Services -- 1.4%
------------------------------------------------------------
SunGard Data Systems, Inc.(1)             1,800   $   53,568
------------------------------------------------------------
                                                  $   53,568
------------------------------------------------------------
Computer Software -- 1.9%
------------------------------------------------------------
National Instruments Corp.(1)             1,200   $   46,116
PeopleSoft, Inc.(1)                       1,100       25,487
------------------------------------------------------------
                                                  $   71,603
------------------------------------------------------------
Computers - Integrated Systems -- 2.7%
------------------------------------------------------------
Adobe Systems, Inc.                       1,300   $   51,948
Jack Henry & Associates, Inc. Class A     2,300       53,544
------------------------------------------------------------
                                                  $  105,492
------------------------------------------------------------
Cosmetics & Toiletries -- 1.4%
------------------------------------------------------------
Alberto-Culver Co. Class A                1,100   $   53,570
------------------------------------------------------------
                                                  $   53,570
------------------------------------------------------------
Distribution -- 1.2%
------------------------------------------------------------
Tech Data Corp.(1)                        1,000   $   47,340
------------------------------------------------------------
                                                  $   47,340
------------------------------------------------------------
Electric Utilities -- 1.2%
------------------------------------------------------------
ALLETE, Inc.                              1,500   $   45,810
------------------------------------------------------------
                                                  $   45,810
------------------------------------------------------------
Electronics - Equipment / Instruments -- 1.5%
------------------------------------------------------------
Amphenol Corp. Class A(1)                 1,300   $   57,005
------------------------------------------------------------
                                                  $   57,005
------------------------------------------------------------
Electronics - Semiconductors -- 2.9%
------------------------------------------------------------
Microchip Technology, Inc.(1)             1,500   $   66,750
QLogic Corp.(1)                           1,000       45,710
------------------------------------------------------------
                                                  $  112,460
------------------------------------------------------------
Engineering and Construction -- 2.2%
------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)         2,100   $   82,866
------------------------------------------------------------
                                                  $   82,866
------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Finance - Investment Management -- 4.8%
------------------------------------------------------------
Affiliated Managers Group, Inc.(1)          900   $   57,240
Allied Capital Corp.                      2,000       52,200
Ambac Financial Group, Inc.                 500       31,430
Legg Mason, Inc.                            900       45,216
------------------------------------------------------------
                                                  $  186,086
------------------------------------------------------------
Food - Wholesale / Distribution -- 1.3%
------------------------------------------------------------
Performance Food Group Co.(1)             1,400   $   50,443
------------------------------------------------------------
                                                  $   50,443
------------------------------------------------------------
Gas Distribution -- 1.5%
------------------------------------------------------------
Piedmont Natural Gas Co., Inc.            1,500   $   55,875
------------------------------------------------------------
                                                  $   55,875
------------------------------------------------------------
Health Care Equipment and Supplies -- 1.7%
------------------------------------------------------------
DENTSPLY International, Inc.              1,700   $   67,439
------------------------------------------------------------
                                                  $   67,439
------------------------------------------------------------
Healthcare Services -- 1.9%
------------------------------------------------------------
WellPoint Health Networks, Inc.(1)        1,000   $   75,080
------------------------------------------------------------
                                                  $   75,080
------------------------------------------------------------
Insurance -- 0.6%
------------------------------------------------------------
Torchmark Corp.                             600   $   24,534
------------------------------------------------------------
                                                  $   24,534
------------------------------------------------------------
Insurance Brokers -- 1.4%
------------------------------------------------------------
Arthur J. Gallagher & Co., Inc.           1,500   $   54,150
------------------------------------------------------------
                                                  $   54,150
------------------------------------------------------------
Manufacturing -- 7.6%
------------------------------------------------------------
Danaher Corp.                               800   $   57,264
Harsco Corp.                              1,700       72,250
Roper Industries, Inc.                    1,300       59,787
Teleflex, Inc.                              900       50,859
Zebra Technologies Corp. Class A(1)         900       51,003
------------------------------------------------------------
                                                  $  291,163
------------------------------------------------------------
SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Medical - Biomed / Genetics -- 1.8%
------------------------------------------------------------
Cambrex Corp.                             1,700   $   69,853
------------------------------------------------------------
                                                  $   69,853
------------------------------------------------------------
Medical - Hospitals -- 3.4%
------------------------------------------------------------
Health Management Associates, Inc. Class
A(1)                                      2,600   $   55,484
Universal Health Services, Inc. Class
B(1)                                      1,600       74,480
------------------------------------------------------------
                                                  $  129,964
------------------------------------------------------------
Medical Products -- 3.5%
------------------------------------------------------------
Biomet, Inc.                                500   $   14,115
Invacare Corp.                            1,400       52,948
Patterson Dental Co.(1)                   1,500       69,150
------------------------------------------------------------
                                                  $  136,213
------------------------------------------------------------
Multi-Utilities -- 1.1%
------------------------------------------------------------
Questar Corp.                             1,500   $   41,850
------------------------------------------------------------
                                                  $   41,850
------------------------------------------------------------
Oil and Gas - Exploration and Production -- 6.5%
------------------------------------------------------------
Apache Corp.                              1,500   $   87,495
EOG Resources, Inc.                       1,900       80,845
Ocean Energy, Inc.                        3,800       81,320
------------------------------------------------------------
                                                  $  249,660
------------------------------------------------------------
Pharmaceutical -- 1.4%
------------------------------------------------------------
Allergan, Inc.                              800   $   52,728
------------------------------------------------------------
                                                  $   52,728
------------------------------------------------------------
Publishing -- 1.9%
------------------------------------------------------------
The New York Times Co. Class A            1,600   $   74,496
------------------------------------------------------------
                                                  $   74,496
------------------------------------------------------------
Retail - Discount -- 1.3%
------------------------------------------------------------
Family Dollar Stores, Inc.                1,500   $   51,900
------------------------------------------------------------
                                                  $   51,900
------------------------------------------------------------
Retail - Restaurants -- 3.1%
------------------------------------------------------------
Brinker International, Inc.(1)            1,500   $   51,660

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES  VALUE
------------------------------------------------------------

Retail - Restaurants (continued)
------------------------------------------------------------
Outback Steakhouse, Inc.(1)               1,900   $   66,633
------------------------------------------------------------
                                                  $  118,293
------------------------------------------------------------
Retail - Specialty and Apparel -- 3.1%
------------------------------------------------------------
Bed Bath and Beyond, Inc.(1)              1,500   $   55,755
Tiffany & Co.                             1,600       63,600
------------------------------------------------------------
                                                  $  119,355
------------------------------------------------------------
Retail - Wholesale Discount -- 1.9%
------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)              1,600   $   71,408
------------------------------------------------------------
                                                  $   71,408
------------------------------------------------------------
Telecommunications -- 1.2%
------------------------------------------------------------
CenturyTel, Inc.                          1,600   $   44,320
------------------------------------------------------------
                                                  $   44,320
------------------------------------------------------------
Transportation - Equipment and Leasing -- 1.2%
------------------------------------------------------------
GATX Corp.                                1,500   $   48,030
------------------------------------------------------------
                                                  $   48,030
------------------------------------------------------------
Total Common Stocks
   (identified cost $3,452,402)                   $3,484,437
------------------------------------------------------------
Total Investments -- 90.4%
   (identified cost $3,452,402)                   $3,484,437
------------------------------------------------------------
Other Assets, Less Liabilities -- 9.6%            $  371,763
------------------------------------------------------------
Net Assets -- 100.0%                              $3,856,200
------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
----------------------------------------------------
Investments, at value (identified cost,
   $3,452,402)                            $3,484,437
Cash                                         768,234
Interest and dividends receivable                735
----------------------------------------------------
TOTAL ASSETS                              $4,253,406
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for investments purchased         $  384,119
Payable to affiliate for Trustees' fees          318
Accrued expenses                              12,769
----------------------------------------------------
TOTAL LIABILITIES                         $  397,206
----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $3,856,200
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $3,824,165
Net unrealized appreciation (computed on
   the basis of identified cost)              32,035
----------------------------------------------------
TOTAL                                     $3,856,200
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
APRIL 30, 2002(1)
Investment Income
--------------------------------------------------
Dividends                                 $  1,351
Interest                                       438
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,789
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $  2,081
Trustees' fees and expenses                    318
Custodian fee                                8,066
Legal and accounting services                5,442
Miscellaneous                                1,164
--------------------------------------------------
TOTAL EXPENSES                            $ 17,071
--------------------------------------------------

NET INVESTMENT LOSS                       $(15,282)
--------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (2,690)
--------------------------------------------------
NET REALIZED LOSS                         $ (2,690)
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 32,035
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 32,035
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 29,345
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 14,063
--------------------------------------------------

 (1) For the period from the start of business, March 1, 2002 to April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             APRIL 30, 2002(1)
---------------------------------------------------------------
From operations --
   Net investment loss                    $             (15,282)
   Net realized loss                                     (2,690)
   Net change in unrealized appreciation
      (depreciation)                                     32,035
---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $              14,063
---------------------------------------------------------------
Capital transactions --
   Contributions                          $           3,747,786
   Withdrawals                                           (5,659)
---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $           3,742,127
---------------------------------------------------------------

NET INCREASE IN NET ASSETS                $           3,756,190
---------------------------------------------------------------

Net Assets
---------------------------------------------------------------
At beginning of period                    $             100,010
---------------------------------------------------------------
AT END OF PERIOD                          $           3,856,200
---------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002 to April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  APRIL 30, 2002(1)
-------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                6.31%(2)
   Net investment loss                    (5.65)%(2)
Portfolio Turnover                            3%
Total Return                               2.59%
-------------------------------------------------------
Net assets, end of period
   (000's omitted)                       $3,856
-------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002 to April 30, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, March 1, 2002 to April 30, 2002, the advisory fee amounted to $2,081. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC, ("Atlanta Capital"), a majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets of the portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the period ended April 30, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $3,498,779 and $43,687, respectively, for the period from the start of business, March 1, 2002 to April 30, 2002.

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002, as computed on a federal income tax basis, were as follows:


    ----------------------------------------------------
    AGGREGATE COST                            $3,452,402
    ----------------------------------------------------
    Gross unrealized appreciation             $   94,658
    Gross unrealized depreciation                (62,623)
    ----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   32,035
    ----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, March 1, 2002 to April 30, 2002.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED MID-CAP CORE FUND

Officers
James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED MID-CAP CORE PORTFOLIO

Officers
James B. Hawkes
President and Trustee

Thomas E. Faust
Vice President

William R. Hackney, III
Vice President and
Co-Portfolio Manager

Paul J. Marshall
Vice President and
Co-Portfolio Manager

Charles B. Reed
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investments
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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INVESTMENT ADVISER OF TAX-MANAGED MID-CAP CORE PORTFOLIO
BOSTON MANAGEMENT & RESEARCH
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

ADMINISTRATOR OF EATON VANCE TAX-MANAGED MID-CAP CORE FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.



     For more information about Eaton Vance's privacy policies, call:1-800-262-1122

EATON VANCE TAX-MANAGED MID-CAP CORE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

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    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH
   CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES
     AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
                                   SEND MONEY.
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1301-6/02                                                               TMMCCSRC